Investments - Schedule Summarizing Loans and Direct Financing Receivables (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended			9 Months Ended			11 Months Ended	12 Months Ended
		Feb. 02, 2023	Sep. 30, 2025		Sep. 30, 2024	Sep. 30, 2025		Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024		Dec. 31, 2022	Dec. 31, 2021
Loans and direct financing receivables
Mortgage loans receivable		$ 350,118							$ 124,783	$ 230,966		$ 342,420	$ 342,317
Total principal payments			$ 549,360			$ 549,360				259,364
Unamortized loan origination costs			2,015			2,015			61	686
Unamortized loan premium			527			527			664	642
Sale-leaseback transactions accounted for as financing arrangements			1,500,000			1,500,000			839,900	1,100,000
Allowance for credit and loan losses			(17,220)	[1]		(17,220)	[1]		(7,716)	(15,979)	[1]
Loans and financing receivables, net			2,682,685			2,682,685			1,103,931	1,964,710
Sales-type and financing receivables		$ 448	14,230		$ 8,939	39,053		$ 18,129	10,822	28,816		$ 5,969
Parent Company [Member]
Loans and direct financing receivables
Loans and financing receivables, net										1,941,032
Mortgage Loans Receivable with Maturity Range 2034 To 2122
Loans and direct financing receivables
Sale-leaseback transactions accounted for as financing arrangements									839,902	$ 1,139,440
Interest rate of Sale-leaseback transactions accounted for as financing arrangements										8.55%
Loans receivable
Loans and direct financing receivables
Total principal payments									139,051	$ 259,364
Mortgage Loans Receivable
Loans and direct financing receivables
Mortgage loans receivable	[2]		524,629			$ 524,629				231,536
Mortgage Loans Receivable | Mortgage Loans Receivable with Maturity Range 2025 To 2066
Loans and direct financing receivables
Interest Rate	[2],[3]					8.86%
Mortgage loans receivable									125,093	$ 231,536
Interest rate of equipment and other loans receivable										8.98%
Equipment And Other Loans Receivable
Loans and direct financing receivables
Equipment and other loans receivable			24,731			$ 24,731				$ 27,828
Equipment And Other Loans Receivable | Mortgage Loans Receivable with Maturity Range 2025 To 2038
Loans and direct financing receivables
Interest Rate	[3]					10.00%
Equipment and other loans receivable									13,958	$ 27,828
Interest rate of equipment and other loans receivable										10.38%
Sale Leaseback Transactions Accounted for Financing Arrangements with Maturities Ranging from 2034 to 2122
Loans and direct financing receivables
Sale-leaseback transactions accounted for as financing arrangements	[4],[5]		1,472,253			$ 1,472,253				$ 1,163,118
Sale Leaseback Transactions Accounted for Financing Arrangements with Maturities Ranging from 2034 to 2122 | Mortgage Loans Receivable with Maturity Range 2034 To 2122
Loans and direct financing receivables
Interest Rate	[3],[4],[5]					8.69%
Sales Type Financing Receivables With Maturities Ranging From 2044 To 2055
Loans and direct financing receivables
Sales-type financing receivables			$ 675,750			$ 675,750				$ 556,879
Sales Type Financing Receivables With Maturities Ranging From 2044 To 2055 | Mortgage Loans Receivable With Maturity Range 2044 To 2055
Loans and direct financing receivables
Interest Rate	[3]					8.95%
Sales-Type and Direct Financing Receivables | Mortgage Loans Receivable with Maturity Range 2044 To 2054
Loans and direct financing receivables
Interest rate of Sale-leaseback transactions accounted for as financing arrangements										8.82%
Sales-type and financing receivables									$ 131,969	$ 556,879

[1]	Balance shown is net of $2.6 million of loans that were written-off against previously established reserves.
[2]	Seven of these mortgage loans allow for prepayment with a penalty ranging from 20% to 70% depending on the timing of the prepayment. Two of these mortgages may be prepaid in whole or in part, the remaining five allow for prepayment only in full.
[3]	Represents the weighted average interest rate as of the balance sheet date.
[4]	In accordance with ASC Topic 842, represents sale-leaseback transactions accounted for as financing arrangements rather than as investments in real estate subject to operating leases. Interest rate shown is the weighted average initial rental or capitalization rate on the leases; the leases mature between 2034 and 2122 and the purchase options expire between 2026 and 2073.
[5]	Includes $22.5 million and $23.7 million of interest income receivables associated with certain financing arrangements as of September 30, 2025 and December 31, 2024, respectively.